UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                         March 30, 2006 to May 15, 2006

Commission File Number of issuing entity: 333-126790-15


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-C
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-126790


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       32-0173334, 32-0173335, 32-0173336
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1A            [   ]           [   ]           [ x ]
    2A            [   ]           [   ]           [ x ]
    AIO           [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On May 15, 2006 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-C, Revolving Home Equity Loan Asset Backed Notes, Series 2006-C.

         The distribution report is attached as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 7. The unaudited consolidated financial statements as of March 31, 2006 and for the periods ended March 31, 2006 and 2005 of XL Capital Assurance Inc. and subsidiary, which appear as Exhibit 99.1 in XL Capital Ltd's Quarterly Report on Form 10-Q for the period ended March 31, 2006 (filed on May 5, 2006; File No. 001-10804) and unaudited financial statements as of March 31, 2006 and for the periods ended March 31, 2006 and 2005 of XL Financial Assurance Ltd, which appear as
         Exhibit 99.2 in XL Capital Ltd's Quarterly Report on Form 10-Q for the period ended March 31, 2006 (filed on May 5, 2006; File No. 001-10804) are incorporated by reference in this Form 10-D.

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly  Statement  to  Certificateholders on  May 15, 2006 is filed as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-C (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Leon Daniels, Jr.
                           ------------------------
                           Leon Daniels, Jr.

                     Date: May 30, 2006

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Certificateholders



                                  EXHIBIT 99.1

              CWHEQ Revolving Home Equity Loan Trust, Series 2006-C
                                  May 15, 2006


                                Table of Contents

Distribution Report   ------------------------------------------------------  2
Factor Report   ------------------------------------------------------------  2
Delinquency Group Report   ------------------------------------------------- 10
Delinquency Group Total Report   ------------------------------------------- 12
Bankruptcy Group Report   -------------------------------------------------- 12
Foreclosure Group Report   ------------------------------------------------- 12
REO Group Report   --------------------------------------------------------- 12



 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                         JPM, 227 W. Monroe, 26th Floor
                             Chicago, Illinois 60606
                    Tel: (312) 267-5030 / Fax: (312) 267-5210
                       Email: keith.r.richardson@chase.com


                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-C
                                                           May 15, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
             ORIGINAL          BEGINNING                                                                                ENDING
             FACE              PRINCIPAL                                                        REALIZED   DEFERRED     PRINCIPAL
CLASS        VALUE             BALANCE           PRINCIPAL         INTEREST         TOTAL       LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
1A         520,000,000.00      520,000,000.00     8,958,943.51   3,349,630.56    12,308,574.07    0.00      0.00     511,041,056.49
2A       1,330,000,000.00    1,330,000,000.00    51,809,582.18   8,567,324.31    60,376,906.49    0.00      0.00   1,278,190,417.82
AIO                  0.00                0.00             0.00           0.00             0.00    0.00      0.00               0.00
C                    0.00                0.00             0.00           0.00             0.00    0.00      0.00               0.00
R1                   0.00                0.00             0.00           0.00             0.00    0.00      0.00               0.00
R2                 100.00              100.00           100.00           0.00           100.00    0.00      0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   1,850,000,100.00    1,850,000,100.00    60,768,625.69  11,916,954.87    72,685,580.56    0.00      0.00   1,789,231,474.31
-----------------------------------------------------------------------------------------------------------------------------------
AIO1                 0.00                0.00             0.00           0.00             0.00    0.00      0.00               0.00
AIO2                 0.00                0.00             0.00           0.00             0.00    0.00      0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            PASS-THRU
CLASS        CUSIP           PRINCIPAL          PRINCIPAL       INTEREST         TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
1A         126685DH6       1,000.00000000        17.22873752      6.44159723      23.67033475    982.77126248         5.041250%
2A         126685DJ2       1,000.00000000        38.95457307      6.44159723      45.39617029    961.04542693         5.041250%
R2         126685DN3       1,000.00000000     1,000.00000000      0.00000000   1,000.00000000      0.00000000         0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                     1,000.00000000        32.84790400      6.44159688      39.28950088    967.15209600
-----------------------------------------------------------------------------------------------------------------------------------



                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-C
                                                           May 15, 2006


General Information:
Record Date                                                                                                              05/12/2006
LIBOR Determination Date                                                                                                 03/28/2006
Payment Date                                                                                                             05/15/2006
Determination Date                                                                                                       05/10/2006
Interest Period
                Beginning                                                                                                03/30/2006
                Ending                                                                                                   05/14/2006
Number of Days in Interest Period                                                                                                46
Collection Period
                Beginning                                                                                                03/23/2006
                Ending                                                                                                   04/30/2006

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance                                                                                                              0.00

Deposits
                Collections on Mortgage Loans
                Interest payments on Mortgage Loans                                                                   10,004,842.87
                Principal payments on Mortgage Loans                                                                  85,249,371.44
                Purchase Price (for Mortgage Loans modified by the Master Servicer)                                      121,471.91
                Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                0.00
                Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                        6,373.97
                Transfer Deposit Amount                                                                                        0.00
                Net Liquidation Proceeds (net of Foreclosure Profits)                                                          0.00
                Insurance Proceeds                                                                                             0.00
                Deposits by Master Servicer for losses on Eligible Investments                                                 0.00
                Investment income on Eligible Investments                                                                      0.00
                Servicer Advances                                                                                              0.00
                Termination purchase price (for 10% clean-up call)                                                             0.00
                Other Proceeds / Amounts
                Amount Related To Principal                                                                           25,413,792.28
                Others                                                                                                   987,624.34
Total Deposits                                                                                                       121,783,476.81

                Deposit from Master Servicer of collections after the Cut-off Date
                        but prior to the Closing Date (excluding accrued interest)                                    28,132,161.09

Withdrawals
                Investment income on Eligible Investments paid to Master Servicer                                              0.00
                Amount withdrawn to purchase Additional Balances                                                               0.00
                Amount transferred to Payment Account                                                                118,247,748.21
                Other Permitted Withdrawal per the Sale and Servicing Agreement                                        3,535,728.60
Total Withdrawals                                                                                                    121,783,476.81

Losses on Eligible Investments                                                                                                 0.00
Ending Balance                                                                                                                 0.00


PAYMENT ACCOUNT

Beginning Balance                                                                                                              0.00

Deposits
                Deposit from Collection Account                                                                      118,247,748.21
                Deposits by Master Servicer for losses on Eligible Investments                                                 0.00
                Investment income on Eligible Investments                                                                      0.00
                Cash Released from Additional Loan Account (First Payment Date)                                              221.65
                Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
                        (first two Payment Dates only)                                                                         0.00
                Deposit from Master Servicer for Shortfalls due to Longer Interest Period or Prefunding
                        (First Payment Date only)                                                                      4,447,164.74
Total Deposits                                                                                                       122,695,134.60

Withdrawals
                Investment income on Eligible Investments paid to Master Servicer                                              0.00
                Payment pursuant to Section 8.03 of the Indenture                                                    122,695,134.60
Total Withdrawals                                                                                                    122,695,134.60

Losses on Eligible Investments                                                                                                 0.00
Ending Balance                                                                                                                 0.00

POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                              0.00
                Amount deposited from amounts paid under the Policy                                                            0.00
                Amount transferred to Payment Account                                                                          0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                             0.00


Cash Released from Principal Reserve Fund                                                                                    100.00


DISTRIBUTIONS


Amounts to be Distributed                                                                                            122,695,134.60

Group 1

Investor Interest Collections                                                                                          3,401,630.56


Principal Collections                                                                                                  8,958,943.51

Subordinated Transferor Collections                                                                                            0.00

Credit Enhancement Draw Amount                                                                                                 0.00

Group 2

Investor Interest Collections                                                                                          8,700,324.30
Principal Collections                                                                                                 51,809,582.18

Subordinated Transferor Collections                                                                                            0.00

Credit Enhancement Draw Amount                                                                                                 0.00


Transaction Party Fees and Expenses
Group 1

Servicing Fees owing to the Master Servicer for current collection Period                                                162,771.68
Servicing Fees owing to the Master Servicer for prior collection Periods                                                       0.00
Servicing Fees paid to the Master Servicer                                                                               162,771.68

Liquidation Expenses and indemnification of payments related to the Class 1-A Note owing to the Master Servicer                0.00
Liquidation Expenses and indemnification of payments related to the Class 1-A Note paid to the Master Servicer                 0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                          0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                           0.00

Amount owing to the Loan Insurance Policy Provider                                                                       574,242.42
Amount paid to the Loan Insurance Policy Provider                                                                        574,242.42

Premium amount owing to the Insurer                                                                                       52,000.00
Premium amount paid to the Insurer                                                                                        52,000.00

Credit Enhancement Draw Amounts related to the Class 1-A Note                                                                  0.00
                (together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 1-A Note                                                                  0.00
                (together with interest on such amounts) paid to the Credit Enhancer

Group 2

Servicing Fees owing to the Master Servicer for current collection Period                                                511,286.37
Servicing Fees owing to the Master Servicer for prior collection Periods                                                       0.00
Servicing Fees paid to the Master Servicer                                                                               511,286.37

Liquidation Expenses and indemnification of payments related to the Class 2-A Note owing to the Master Servicer                0.00
Liquidation Expenses and indemnification of payments related to the Class 2-A Note paid to the Master Servicer                 0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                          0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                           0.00

Amount owing to the Loan Insurance Policy Provider                                                                     1,008,990.22
Amount paid to the Loan Insurance Policy Provider                                                                      1,008,990.22

Premium amount owing to the Insurer                                                                                      133,000.00
Premium amount paid to the Insurer                                                                                       133,000.00

Credit Enhancement Draw Amounts related to the Class 2-A Note                                                                  0.00
                (together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 2-A Note                                                                  0.00
                (together with interest on such amounts) paid to the Credit Enhancer


Interest Payments
Class 1-A
Note Interest owing to Class 1-A Note prior to distributions                                                           3,349,630.56
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                              0.00
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to
                distributions per $1,000 of Note Principal Balance prior to the Payment Date                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                  0.00
Aggregate Investor Interest owing to Class 1-A Note Prior to distributions                                             3,349,630.56
Aggregate Investor Interest paid to Class 1-A Note                                                                     3,349,630.56
Unpaid Investor Interest Shortfall for Class 1-A Note after distributions                                                      0.00
Unpaid Investor Interest Shortfall for Class 1-A Note after distribution
                per $1,000 of Note Principal Balance prior to the Payment Date                                                 0.00

Basis Risk Carryforward owing to the Class 1-A Note prior to distributions                                                     0.00
Basis Risk Carryforward paid to the Class 1-A Note                                                                             0.00
Basis Risk Carryforward for the Class 1-A Note remaining after distributions                                                   0.00

Class 2-A
Note Interest owing to Class 2-A Note prior to distributions                                                           8,567,324.31
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                                              0.00
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to
                distributions per $1,000 of Note Principal Balance prior to the Payment Date                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                                  0.00
Aggregate Investor Interest owing to Class 2-A Note Prior to distributions                                             8,567,324.31
Aggregate Investor Interest paid to Class 2-A Note                                                                     8,567,324.31
Unpaid Investor Interest Shortfall for Class 2-A Note after distributions                                                      0.00
Unpaid Investor Interest Shortfall for Class 2-A Note after distribution
                per $1,000 of Note Principal Balance prior to the Payment Date                                                 0.00

Basis Risk Carryforward owing to the Class 2-A Note prior to distributions                                                     0.00
Basis Risk Carryforward paid to the Class 2-A Note                                                                             0.00
Basis Risk Carryforward for the Class 2-A Note remaining after distributions                                                   0.00


Principal Payments
Class 1-A

Investor Loss Amount owing to Class 1-A Note prior to distributions                                                            0.00
Investor Loss Amount paid to Class 1-A Note                                                                                    0.00

Investor Loss Reduction Amount owing to Class 1-A Note prior to distributions
Investor Loss Reduction Amount paid to Class 1-A Note                                                                          0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions                                                0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions
                per $1,000 of Note Principal Balance prior to the Payment Date                                                 0.00

Accelerated Principal Payment Amount owing to Class 1-A Note prior to distributions                                            0.00
Accelerated Principal Payment Amount paid to Class 1-A Note                                                                    0.00

Scheduled Principal Collections Payment Amount owing to Class 1-A Note prior to distributions                          8,958,943.51
Scheduled Principal Collections Payment Amount paid to Class 1-A Note                                                  8,958,943.51

Transferor Principal Collections (paid to Transferor)                                                                          0.00

Class 2-A

Investor Loss Amount owing to Class 2-A Note prior to distributions                                                            0.00
Investor Loss Amount paid to Class 2-A Note                                                                                    0.00

Investor Loss Reduction Amount owing to Class 2-A Note prior to distributions
Investor Loss Reduction Amount paid to Class 2-A Note                                                                          0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions                                                0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions
                per $1,000 of Note Principal Balance prior to the Payment Date                                                 0.00

Accelerated Principal Payment Amount owing to Class 2-A Note prior to distributions                                            0.00
Accelerated Principal Payment Amount paid to Class 2-A Note                                                                    0.00

Scheduled Principal Collections Payment Amount owing to Class 2-A Note prior to distributions                         51,809,582.18
Scheduled Principal Collections Payment Amount paid to Class 2-A Note                                                 51,809,582.18

Transferor Principal Collections (paid to Transferor)                                                                          0.00

Application of Subordinated Transferor Collections
Group 1
Required Amount for Class 1-A Note                                                                                             0.00
Unpaid Required Amount for Class 1-A Note after making distributions above                                                     0.00
Amount of Subordinated Transferor Collections                                                                                  0.00
Remaining unpaid Required Amount for Class 1-A Note after application of
Subordinated Transferor Collections                                                                                            0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                              0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note allocated
                to the Allocated Transferor Interest                                                                           0.00
Amount of Available Transferor Subordinated Amount
                prior to the Payment Date                                                                                      0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note
                allocated to the Available Transferor Subordinated Amount                                                      0.00

Group 2
Required Amount for Class 2-A Note                                                                                             0.00
Unpaid Required Amount for Class 2-A Note after making distributions above                                                     0.00
Amount of Subordinated Transferor Collections                                                                                  0.00
Remaining unpaid Required Amount for Class 2-A Note after application of
Subordinated Transferor Collections                                                                                            0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                              0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note allocated
                to the Allocated Transferor Interest                                                                           0.00
Amount of Available Transferor Subordinated Amount
                prior to the Payment Date                                                                                      0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note
                allocated to the Available Transferor Subordinated Amount                                                      0.00

Distributions to Issuer
Group 1
Amount distributed to the Issuer for distribution under the Trust Agreement
                pursuant to Section 8.03(xvi) of the Indenture                                                                 0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                              0.00
Transferor Principal Collections in excess of Additional Balances created on
                Mortgage Loans during the related Collection period.                                                           0.00
Allocated Transferor Interest                                                                                                  0.00
Required Transferor Subordinated Amount                                                                                1,953,261.28
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                              0.00
                and Transferor Principal Collections                                                                           0.00

Supporting Calculations
Investor Loss Amount for Class 1-A Note                                                                                        0.00
Investor Floating Allocation Percentage for Class 1-A Note                                                                  100.00%
Liquidation loss amounts for Mortgage Loans                                                                                    0.00
Investor Loss Amount for Class 1-A Note                                                                                        0.00

Group 2
Amount distributed to the Issuer for distribution under the Trust Agreement
                pursuant to Section 8.03(xvi) of the Indenture                                                                 0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                              0.00
Transferor Principal Collections in excess of Additional Balances created on
                Mortgage Loans during the related Collection period.                                                           0.00
Allocated Transferor Interest                                                                                                  0.00
Required Transferor Subordinated Amount                                                                                6,135,436.42
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                              0.00
                and Transferor Principal Collections                                                                           0.00

Supporting Calculations
Investor Loss Amount for Class 2-A Note                                                                                        0.00
Investor Floating Allocation Percentage for Class 2-A Note                                                                  100.00%
Liquidation loss amounts for Mortgage Loans                                                                                    0.00
Investor Loss Amount for Class 2-A Note                                                                                        0.00



                Delinquency Group Report
                Group 1
                Category          Number         Principal Balance       Percentage
                1 Month             43               1,374,430.85           0.36%
                2 Month              1                  41,300.00           0.01%
                3 Month              1                  48,750.00           0.01%
                Total               45               1,464,480.85           0.38%

                Delinquency Group Report
                Group 2
                Category          Number         Principal Balance       Percentage
                1 Month             125             12,048,018.69           0.94%
                2 Month              18              1,386,607.52           0.11%
                3 Month               1                 36,500.00           0.00%
                Total               144             13,471,126.21           1.05%

                Delinquency Group Total Report
                Group Totals
                Category          Number        Principal Balance        Percentage
                1 Month            168             13,422,449.54            0.81%
                2 Month             19              1,427,907.52            0.09%
                3 Month              2                 85,250.00            0.01%
                Total              189             14,935,607.06            0.90%


                Bankruptcy Group Report
                Group Number            Number of Loans        Principal Balance     Percentage
                      1                        0                        0.00           0.00%
                      2                        2                   46,480.44           0.00%
                Total                          2                   46,480.44           0.00%


                Foreclosure Group Report
                Group Number            Number of Loans        Principal Balance     Percentage
                      1                        0                        0.00           0.00%
                      2                        0                        0.00           0.00%
                Total                          0                        0.00           0.00%


                REO Group Report
                Group Number            Number of Loans        Principal Balance     Percentage
                      1                        0                        0.00           0.00%
                      2                        0                        0.00           0.00%
                Total                          0                        0.00           0.00%


Loan Group 1
Optional Servicer Advances (Current Collection Period)                                                                         0.00
Optional Servicer Advances (Outstanding from prior Collection Periods                                                          0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                             0
Asset Balance                                                                                                                  0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                            0
Balance                                                                                                                        0.00



Loan Group 2
Optional Servicer Advances (Current Collection Period)                                                                         0.00
Optional Servicer Advances (Outstanding from prior Collection Periods                                                          0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                             0
Asset Balance                                                                                                                  0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                            0
Balance                                                                                                                        0.00

Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                         6,373.97
Mortgage Loans repurchased by Sponsor for Modifications                                                                  121,471.91

BALANCE RECONCILIATION
Group 1
Beginning Loan Group Balance                                                                                         390,652,035.15
Prefunding Amt                                                                                                                 0.00
Ending Loan Group Balance                                                                                            381,693,313.29
Change in Loan Group Balance                                                                                           8,958,721.86
Principal Collections                                                                                                 21,327,494.13
Liquidation Loss Amount                                                                                                        0.00
Liquidation Recovery Amount                                                                                                    0.00
Cumulative Liquidation Loss Amount                                                                                             0.00
Additional Balances during Collection Period                                                                          12,368,772.27
Balance Check                                                                                                                 -0.00

Group 2
Beginning Loan Group Balance                                                                                       1,227,087,284.85
Prefunding Amt                                                                                                       102,911,128.96
Ending Loan Group Balance                                                                                          1,278,188,831.63
Change in Loan Group Balance                                                                                          51,809,582.18
Principal Collections                                                                                                 89,265,463.95
Liquidation Loss Amount                                                                                                        0.00
Liquidation Recovery Amount                                                                                                    0.00
Cumulative Liquidation Loss Amount                                                                                             0.00
Additional Balances during Collection Period                                                                          37,455,881.77
Balance Check                                                                                                                 -0.00

OTHER INFORMATION

Loan Group 1
Allocated Transferor Interest (Beginning)                                                                                      0.00
Allocated Transferor Interest (Ending)                                                                                         0.00

Interest payments on Mortgage Loans                                                                                    2,288,821.72
Net Liquidation Proceeds (Allocable to Interest)                                                                               0.00
Insurance Proceeds (Allocable to Interest)                                                                                     0.00
Servicer Advance (Allocable to Interest)                                                                                       0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                     0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                                 0.00
Residual Advance                                                                                                               0.00
Total Interest                                                                                                         4,138,644.66
Servicing Fee                                                                                                            162,771.68
Investor Interest Collections                                                                                          3,401,630.56

Beginning Loan Group Balance                                                                                         390,652,035.15
Principal payments on Mortgage Loans                                                                                  21,327,494.13
Net Liquidation Proceeds (Allocable to Principal)                                                                              0.00
Insurance Proceeds (Allocable to Principal)                                                                                    0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                    0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                                0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                                  0.00
Transfer Deposit Amount                                                                                                        0.00
Total Principal                                                                                                       21,327,494.13
Investor Principal Collections                                                                                        21,327,494.13
Additional Balances                                                                                                   12,368,772.27
Ending Principal Balances                                                                                            381,693,313.29
Total Collections                                                                                                     24,729,124.69
Scheduled Principal Payment                                                                                            8,958,943.51

Mortgage Loans Average Daily Balance                                                                                 388,288,144.33
Number of Mortgage Loans at beginning of Collection Period                                                                10,476.00
Number of Mortgage Loans at end of Collection Period                                                                      10,276.00
Loan Group Balance at beginning of Collection Period                                                                 390,652,035.15
Loan Group Balance at end of Collection Period                                                                       381,693,313.29

Note Principal Balance of the Class 1-A Note                                                                         511,041,056.49
Original Note Principal Balance of the Class 1-A Note                                                                520,000,000.00
Class 1-A Factor                                                                                                               0.98

Weighted average remaining term of Mortgage Loans                                                                            298.08
Weighted Average Loan Rate                                                                                                9.146992%
Weighted Average Net Loan Rate                                                                                            7.518992%

Excess Interest                                                                                                                0.00

Loan Group 2
Allocated Transferor Interest (Beginning)                                                                                      0.00
Allocated Transferor Interest (Ending)                                                                                         0.00

Interest payments on Mortgage Loans                                                                                    7,623,259.09
Net Liquidation Proceeds (Allocable to Interest)                                                                               0.00
Insurance Proceeds (Allocable to Interest)                                                                                     0.00
Servicer Advance (Allocable to Interest)                                                                                       0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                     0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                                 0.00
Residual Advance                                                                                                               0.00
Total Interest                                                                                                        10,220,600.89
Servicing Fee                                                                                                            511,286.37
Investor Interest Collections                                                                                          8,700,324.30

Beginning Loan Group Balance                                                                                       1,227,087,284.85
Principal payments on Mortgage Loans                                                                                  89,265,463.95
Net Liquidation Proceeds (Allocable to Principal)                                                                              0.00
Insurance Proceeds (Allocable to Principal)                                                                                    0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                    0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                                0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                                  0.00
Transfer Deposit Amount                                                                                                        0.00
Total Principal                                                                                                       89,265,463.95
Investor Principal Collections                                                                                        89,265,463.95
Additional Balances                                                                                                   37,455,881.77
Ending Principal Balances                                                                                          1,278,188,831.63
Total Collections                                                                                                     97,965,788.25
Scheduled Principal Payment                                                                                           51,809,582.18

Mortgage Loans Average Daily Balance                                                                               1,311,037,574.64
Number of Mortgage Loans at beginning of Collection Period                                                                16,127.00
Number of Mortgage Loans at end of Collection Period                                                                      17,920.00
Loan Group Balance at beginning of Collection Period                                                               1,227,087,284.85
Loan Group Balance at end of Collection Period                                                                     1,278,188,831.63

Note Principal Balance of the Class 2-A Note                                                                       1,278,190,417.82
Original Note Principal Balance of the Class 2-A Note                                                              1,330,000,000.00
Class 2-A Factor                                                                                                               0.96

Weighted average remaining term of Mortgage Loans                                                                            296.82
Weighted Average Loan Rate                                                                                                9.346856%
Weighted Average Net Loan Rate                                                                                            7.718856%

Excess Interest                                                                                                                0.00

LOAN MODIFICATION SUMMARY

Group 1

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                                  0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                               0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                            0.00%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                                0.00
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                             0.00
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                          0.00%

Loans with Credit Limit Modification - current                                                                           144,250.00
Loans with Credit Limit Modification - cumulative                                                                        144,250.00
Loans with Credit Limit Modification - % of Initial                                                                           0.01%

Loans with Gross Margin Modification - current                                                                           288,397.74
Loans with Gross Margin Modification - cumulative                                                                        288,397.74
Loans with Gross Margin Modification - % of Initial                                                                           0.02%

Group 2

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                            455,000.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                         455,000.00
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                            0.03%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                          267,072.00
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                       267,072.00
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                          0.02%

Loans with Credit Limit Modification - current                                                                            19,000.00
Loans with Credit Limit Modification - cumulative                                                                         19,000.00
Loans with Credit Limit Modification - % of Initial                                                                           0.00%

Loans with Gross Margin Modification - current                                                                            18,998.16
Loans with Gross Margin Modification - cumulative                                                                         18,998.16
Loans with Gross Margin Modification - % of Initial                                                                           0.00%



CREDIT ENHANCER INFORMATION

Loan Group 1
Credit Enhancement Draw Amount                                                                                                 0.00
Guaranteed Principal Payment Amount                                                                                            0.00
Guaranteed Payment                                                                                                     3,349,630.56
Rolling Three Month Delinquency Rate                                                                                           0.02

Loan Group 2
Credit Enhancement Draw Amount                                                                                                 0.00
Guaranteed Principal Payment Amount                                                                                            0.00
Guaranteed Payment                                                                                                     8,567,324.31
Rolling Three Month Delinquency Rate                                                                                           0.12

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.


Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.